UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2013



[LOGO OF USAA]
   USAA(R)

                                         [GRAPHIC OF USAA EMERGING MARKETS FUND]

 =========================================================

       SEMIANNUAL REPORT
       USAA EMERGING MARKETS FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       NOVEMBER 30, 2013

 =========================================================

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO OWN A VARIETY OF
INVESTMENTS THAT TEND TO PERFORM                   [PHOTO OF DANIEL S. McNAMARA]
DIFFERENTLY IN DIFFERENT ENVIRONMENTS."

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DECEMBER 2013

As experienced investors know, major moves in an asset class can happen quickly. This was the case during the reporting period for both stocks and bonds. For stocks, it was essentially a tale of two markets. In the first half of the period, global stocks retreated on hints from Federal Reserve (the Fed) Chairman Ben Bernanke that the Fed might begin tapering (or reducing) its quantitative easing (QE) asset purchases. (Through QE, the Fed was buying $85 billion in U.S. Treasury securities and mortgage-backed securities every month in order to push down long-term interest rates and stimulate economic growth and it recently signaled that it will reduce this amount to $75 billion every month.) Overall, for the period between May 31, 2013, and September 5, 2013, international stocks (which exclude the United States and Europe) and European stocks gained about 3%, while U.S. stocks returned approximately 2%. Emerging market stocks declined.

Global stocks reversed direction in the second half of the reporting period, rallying strongly after the Fed delayed the inevitable taper. Between September 6, 2013, and November 29, 2013, European stocks gained more than 10%, outperforming U.S. and international stocks -- both of which advanced nearly a still-respectable 10% -- and emerging markets stocks, which recorded a return of about 8%. Varied performance, such as this, is an important reminder of the benefits of diversification: it is important to own a variety of investments that tend to perform differently in different environments.

In the bond market, longer-term interest rates rose on expectations of a reduction in the Fed's asset purchases. Bond prices, which move in the opposite direction of interest rates, declined. The increase in rates was most pronounced in the longer end of the yield curve -- in five-year, 10-year and 30-year maturities. For fixed-income investors, it was a mixed blessing. Higher rates meant a decrease in principal value. On the other hand, lower prices mean investors have the opportunity to reinvest at higher rates and earn more on any new investments. Meanwhile, short-term interest rates remained anchored near zero. The Fed has said it will keep the targeted federal funds rate between 0% and 0.25% as long as unemployment is above 6.5% and inflation remains below 2.5%.

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

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Looking ahead, I expect the Fed to continue its asset purchases for the foreseeable future. Janet Yellen, who has been nominated to succeed Bernanke, said this past November that she supports the continuation of the Fed's accommodative monetary policies. Yellen also told the Senate Banking Committee that the Fed would eventually have to begin tapering (which it subsequently stated it will do). However, I believe that the Fed will continue asset purchases, as the U.S. economy remains fragile.

As the Fed starts to taper its asset purchases, longer-term interest rates will probably increase. Though gradually rising rates can be a headwind for investors, fixed-income investing is not an all-or-none scenario. I believe that bonds continue to have a place in a diversified portfolio, in part because of the income they provide. Furthermore, the bond market is not one market but is actually a market of many different types of bonds, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes performed differently (some better and some worse than U.S. Treasuries) during the reporting period.

Meanwhile, equity valuations have risen faster than fundamentals. I believe valuations will continue to rise if economic growth accelerates and profit margins can maintain their current levels. If growth stalls or decelerates and profit margins decrease, earnings may disappoint and stocks may trim their gains.

Precious metals, like fixed-income securities, underperformed during the reporting period. The underperformance, in my view, was driven by concern that Fed tapering would be stronger than expected, which could lead to a rally in the U.S. dollar and reduce the need for inflation protection. Precious metals are typically used as a long-term inflation hedge. Exposure to gold and other precious metals and minerals may enhance overall portfolio diversification.

In the months ahead, rest assured that we will continue to monitor the financial markets as well as Congressional budget negotiations, Fed policy, economic trends, corporate earnings, and other factors that potentially could affect the performance of your investments. On behalf of everyone at USAA Asset Management Company, thank for your continued investment in our family of no-load mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License
# 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        26

    Financial Statements                                                     28

    Notes to Financial Statements                                            31

EXPENSE EXAMPLE                                                              50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA EMERGING MARKETS FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund invests at least 80% of its assets in equity securities of emerging market companies. The "equity securities" in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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Lazard Asset Management (Lazard)                Brandes Investment Partners,
    JAI JACOB                                       L.P. (Brandes)
    JAMES M. MCDONALD, CFA                          AL CHAN, CFA**
    KEVIN O'HARE, CFA                               DOUG EDMAN, CFA
    STEPHEN MARRA*                                  CHRIS GARRETT, CFA
                                                    LOUIS LAU, CFA
Victory Capital Management, Inc. (Victory)          GREG RIPPEL, CFA
    MARGARET LINDSAY                                GERARDO ZAMORANO, CFA
    TIFFANY KUO, CFA
    JOSHUA LINDLAND, CFA

--------------------------------------------------------------------------------

o HOW DID THE USAA EMERGING MARKETS FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

    For the six-month period ended November 30, 2013, the Fund Shares had a total return of 1.72%. This compares to a return of 1.26% for the Lipper Emerging Markets Funds Index and 2.53% for the MSCI Emerging Markets Index (the Index).

    The Fund is managed by Brandes Investment Partners, L.P. (Brandes), Lazard Asset Management (Lazard), and Victory Capital Management, Inc. (Victory).

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

    *Effective October 2013, Stephen Marra is a co-manager of the Fund.

    **Effective June 1, 2013, Al Chan no longer is a co-manager of the Fund.

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2  | USAA EMERGING MARKETS FUND

================================================================================

o   HOW DID THE BRANDES PORTION OF THE FUND PERFORM?

    The Brandes portion outperformed the Index for the six-month period. Brandes benefited most from holdings in materials, telecommunication services, and industrials -- with notable outperformers such as Greece's Titan Cement Co. S.A.; Brazil's TIM Participacoes S.A. ADR; and China's Sinotrans Limited "H". Conversely, Brandes' positioning in the consumer discretionary sector detracted most from performance, mainly due to holdings in Mexican homebuilders Desarrolladora Homex S.A. de C.V. and Urbi Desarrollos Urbanos S.A. de C.V. On a country basis, stock selection in South Korea, India, and Indonesia aided returns the most, while select holdings in China, Mexico, and Turkey were subtractive.

    During the period, Brandes sold out of positions in South Africa's MTN Group Ltd. and U.A.E.-based Air Arabia PJSC. New positions included China's Weiqiao Textile Co. Ltd. "H"; India's Reliance Infrastructure Ltd. GDR; Indonesia's PT XL Axiata TbK; and Russia's Surgutneftegas.

o   WHAT IS BRANDES' INVESTMENT APPROACH AND STRATEGY?

    Brandes is a bottom-up, Graham-and-Dodd value manager with a long-term focus on pursuing value. Their process relies on fundamental analysis by their team of experienced equity analysts coupled with bottom-up portfolio construction by a dedicated emerging market investment committee. While they monitor short-term events in the emerging markets, their investment philosophy focuses on company-by-company analysis. They take a long-term perspective and believe that very little short-term "market news" provides useful information to investors.

    You will find a complete list of securities that the Fund owns on pages
    14-25.

    Titan Cement Co. S.A. was sold out of the Fund prior to November 30, 2013.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    In all market environments, they search for and hold what they believe to be fundamentally sound companies trading at discounts to Brandes' estimates of fair value. Brandes believes that this strategy will provide patient investors with favorable results.

o   PLEASE DESCRIBE THE PERFORMANCE OF THE LAZARD PORTION OF THE FUND.

    The Lazard portion outperformed the Index for the semiannual period. On a sector basis, stock selection in the information technology, energy, and health care sectors added to relative performance, as did a higher-than-index exposure to the information technology sector. Conversely, stock selection in the financials, industrials, and telecom services areas detracted from relative return. On a country basis, an overweight to and stock selection within Russia, stock selection in Mexico, and a lack of exposure to Thailand contributed to relative return. In contrast, underweights and stock selection in Taiwan and South Africa, and an overweight to Turkey, detracted from performance.

o   WHAT IS LAZARD'S OUTLOOK?

    While most market participants appear to recognize that the eventual normalization of Federal Reserve (the Fed) policy will likely be less supportive of U.S. economic growth and asset price appreciation, the postponement of tapering (or reducing) the Fed's U.S. Treasury bond-buying program in September 2013, and the ensuing political standoff over the U.S. budget and debt ceiling seem to have gone too far in pushing back expectations regarding the timing of the Fed's reduction of bond purchases. In Lazard's view, there is a real possibility that the U.S. central bank may taper its U.S. Treasury bond-buying program sooner than the market is anticipating, and that interest rate increases could conceivably begin before mid-2015. Economic reports continue to show an anemic recovery within developed markets, with a slower, more drawn-out cycle of corporate capital expenditures.

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4  | USAA EMERGING MARKETS FUND

================================================================================

    Over the next six to 12 months, Lazard expects investor risk appetite to diminish somewhat.

o   HOW DID VICTORY'S PORTION OF THE PORTFOLIO PERFORM?

    Victory's portion of the Fund outperformed the index for the semiannual period. Victory's holdings in consumer durables, consumer non-durables, finance, and commercial services were among the top contributors, while positions in producer manufacturing, retail trade, industrial services, and consumer services detracted from performance. On a country basis, stock selection was strong within South Korea, Malaysia, and Taiwan, more than offsetting negative performance in South Africa, Indonesia, the Philippines, and Thailand.

    At the stock level, top contributors included Eclat Textile Co. Ltd., a Taiwanese functional fabrics manufacturer; My EG Services Berhad, a Malaysian online car registration service provider; and Suheung Capsule Co. Ltd., a South Korean manufacturer of gelatin capsules for the pharmaceutical industry. PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk, from Indonesia; EEI Corp., a Phillippine engineering service company; and Somboon Advance Technology, a Thai automotive components manufacturer; were among the detractors.

o   WHAT IS VICTORY'S OUTLOOK?

    According to Victory, emerging market valuations remain attractive compared to developed markets, and emerging countries' long-term economic and capital market growth potential remains superior. Victory believes that this asset class offers a unique opportunity to invest directly in the beneficiaries of secular trends in the emerging world.

    Thank you for your investment in the Fund.

    Somboon Advance Technology was sold out of the Fund prior to November 30, 2013.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA EMERGING MARKETS FUND SHARES (FUND SHARES) (Ticker Symbol: USEMX)

--------------------------------------------------------------------------------
                                            11/30/13                5/31/13
--------------------------------------------------------------------------------
Net Assets                                $482.7 Million         $476.7 Million
Net Asset Value Per Share                     $17.74                 $17.44

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
5/31/13-11/30/13*         1 Year                5 Years                10 Years
     1.72%                6.37%                  13.94%                  9.62%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
    1 Year                          5 Years                            10 Years
    -0.38%                           11.87%                              8.78%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/13**
--------------------------------------------------------------------------------

                                       1.62%


               (includes acquired fund fees and expenses of 0.04%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

6  | USAA EMERGING MARKETS FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]



                MSCI EMERGING MARKETS         LIPPER EMERGING        USAA EMERGING MARKETS -
                     FUNDS INDEX            MARKET FUNDS INDEX             FUND SHARES
11/30/03             $10,000.00                 $10,000.00                  $10,000.00
12/31/03              10,724.96                  10,849.67                   10,690.02
01/31/04              11,105.86                  11,159.89                   11,019.11
02/29/04              11,618.17                  11,660.82                   11,496.82
03/31/04              11,767.46                  11,817.22                   11,571.13
04/30/04              10,805.38                  10,885.84                   10,859.87
05/31/04              10,662.14                  10,673.41                   10,679.41
06/30/04              10,640.95                  10,728.22                   10,817.41
07/31/04              10,452.80                  10,570.77                   10,658.17
08/31/04              10,890.35                  10,981.53                   10,976.65
09/30/04              11,519.35                  11,625.47                   11,496.82
10/31/04              11,795.31                  11,980.24                   11,783.44
11/30/04              12,887.86                  12,965.47                   12,855.63
12/31/04              13,508.30                  13,637.35                   13,490.18
01/31/05              13,551.05                  13,685.83                   13,362.11
02/28/05              14,740.96                  14,826.97                   14,376.01
03/31/05              13,769.81                  13,818.84                   13,372.78
04/30/05              13,402.80                  13,480.67                   13,105.97
05/31/05              13,874.69                  13,897.75                   13,436.82
06/30/05              14,353.63                  14,359.08                   13,938.43
07/31/05              15,369.26                  15,350.29                   14,813.58
08/31/05              15,507.61                  15,588.97                   14,877.62
09/30/05              16,953.64                  16,952.35                   16,062.28
10/31/05              15,845.97                  15,930.13                   14,941.66
11/30/05              17,157.97                  17,124.12                   15,987.57
12/31/05              18,174.37                  18,090.31                   16,935.96
01/31/06              20,215.34                  20,172.50                   18,472.66
02/28/06              20,196.09                  20,054.45                   18,483.41
03/31/06              20,377.13                  20,326.57                   18,859.52
04/30/06              21,831.15                  21,766.48                   20,116.83
05/31/06              19,548.80                  19,373.27                   18,075.05
06/30/06              19,507.38                  19,277.31                   17,967.59
07/31/06              19,799.13                  19,691.66                   18,075.05
08/31/06              20,313.48                  20,227.93                   18,451.17
09/30/06              20,484.23                  20,378.46                   18,773.56
10/31/06              21,457.97                  21,442.78                   19,622.50
11/30/06              23,056.43                  22,851.79                   21,019.50
12/31/06              24,096.75                  23,891.79                   21,908.52
01/31/07              23,847.13                  23,777.34                   21,789.04
02/28/07              23,708.99                  23,554.26                   21,517.49
03/31/07              24,662.22                  24,452.14                   22,266.97
04/30/07              25,807.49                  25,610.53                   23,146.78
05/31/07              27,092.43                  26,988.76                   24,624.01
06/30/07              28,373.90                  27,928.68                   25,525.55
07/31/07              29,885.69                  28,941.16                   26,579.15
08/31/07              29,260.37                  28,313.81                   26,122.95
09/30/07              32,493.97                  31,060.55                   28,306.20
10/31/07              36,120.25                  34,374.70                   31,130.31
11/30/07              33,562.05                  32,262.52                   29,066.54
12/31/07              33,681.95                  32,553.27                   29,271.34
01/31/08              29,488.51                  28,958.11                   26,653.77
02/29/08              31,675.85                  30,222.03                   27,741.44
03/31/08              30,002.45                  28,814.01                   26,629.87
04/30/08              32,442.09                  30,993.52                   28,745.44
05/31/08              33,053.35                  31,564.43                   29,247.43
06/30/08              29,762.11                  28,317.20                   26,426.68
07/31/08              28,663.02                  27,327.17                   25,697.58
08/31/08              26,382.92                  25,250.87                   23,773.25
09/30/08              21,768.67                  21,110.15                   19,912.64
10/31/08              15,814.23                  14,979.65                   14,306.98
11/30/08              14,624.90                  13,697.80                   13,040.03
12/31/08              15,769.58                  14,727.45                   14,153.34
01/31/09              14,757.62                  13,456.43                   12,987.15
02/28/09              13,927.58                  12,698.53                   12,351.04
03/31/09              15,931.00                  14,335.40                   13,888.29
04/30/09              18,584.52                  16,704.07                   16,167.67
05/31/09              21,770.84                  19,730.13                   19,096.40
06/30/09              21,481.89                  19,496.84                   18,765.10
07/31/09              23,912.84                  21,752.04                   20,911.95
08/31/09              23,833.66                  21,840.01                   20,978.22
09/30/09              26,000.95                  23,790.11                   22,979.30
10/31/09              26,035.51                  23,501.16                   22,727.50
11/30/09              27,155.19                  24,789.28                   23,906.95
12/31/09              28,230.93                  25,662.10                   24,742.90
01/31/10              26,661.01                  24,226.79                   23,396.43
02/28/10              26,760.44                  24,431.70                   23,556.41
03/31/10              28,923.01                  26,453.56                   25,436.12
04/30/10              29,279.88                  26,642.33                   25,529.44
05/31/10              26,440.87                  24,129.69                   22,916.51
06/30/10              26,525.51                  24,139.21                   22,863.18
07/31/10              28,753.22                  26,391.35                   25,022.85
08/31/10              28,204.49                  25,877.91                   24,396.28
09/30/10              31,342.66                  28,810.46                   27,075.87
10/31/10              32,255.47                  29,702.33                   27,715.78
11/30/10              31,405.29                  28,949.84                   27,115.87
12/31/10              33,650.05                  30,831.24                   29,002.93
01/31/11              32,743.50                  29,835.36                   28,063.89
02/28/11              32,442.99                  29,557.61                   27,715.10
03/31/11              34,355.57                  31,089.04                   29,110.24
04/30/11              35,428.74                  32,206.15                   29,848.06
05/31/11              34,513.55                  31,358.44                   28,935.85
06/30/11              33,997.12                  30,950.99                   28,426.09
07/31/11              33,869.26                  30,893.95                   28,090.71
08/31/11              30,854.98                  28,356.29                   25,421.16
09/30/11              26,361.70                  23,948.04                   21,235.72
10/31/11              29,856.11                  26,884.93                   23,865.03
11/30/11              27,867.93                  26,003.35                   23,060.14
12/31/11              27,534.71                  25,166.19                   22,103.45
01/31/12              30,663.21                  27,804.81                   24,750.82
02/29/12              32,505.60                  29,460.73                   26,039.49
03/31/12              31,427.56                  28,829.08                   24,862.88
04/30/12              31,057.35                  28,475.65                   24,414.64
05/31/12              27,590.55                  25,392.42                   21,641.21
06/30/12              28,668.38                  26,568.85                   22,551.68
07/31/12              29,248.25                  26,823.46                   22,733.77
08/31/12              29,163.72                  27,012.45                   22,705.76
09/30/12              30,929.29                  28,432.89                   24,092.48
10/31/12              30,744.83                  28,353.46                   23,602.22
11/30/12              31,137.43                  28,668.96                   23,546.19
12/31/12              32,663.65                  30,226.06                   24,891.06
01/31/13              33,119.07                  30,663.37                   25,328.73
02/28/13              32,707.74                  30,375.03                   25,427.56
03/31/13              32,080.38                  30,054.83                   24,919.29
04/30/13              32,406.42                  30,483.46                   25,046.36
05/31/13              31,590.26                  29,699.88                   24,622.80
06/30/13              29,594.20                  27,805.70                   22,843.86
07/31/13              29,919.41                  28,247.24                   23,168.59
08/31/13              29,417.32                  27,333.74                   22,547.37
09/30/13              31,339.67                  29,305.79                   24,227.48
10/31/13              32,866.90                  30,581.95                   25,286.38
11/30/13              32,388.87                  30,073.02                   25,046.36

                                   [END CHART]

                       Data from 11/30/03 to 11/30/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund Shares to the following benchmarks:

o The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

o The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA EMERGING MARKETS INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIEMX)

--------------------------------------------------------------------------------
                                              11/30/13              5/31/13
--------------------------------------------------------------------------------
Net Assets                                   $677.0 Million       $540.6 Million
Net Asset Value Per Share                        $17.73               $17.41

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  5/31/13-11/30/13*       1 Year          5 Years        Since Inception 8/01/08
        1.84%             6.68%            14.41%                0.11%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
  1 Year                   5 Years                       Since Inception 8/01/08
  -0.15%                    12.31%                               -0.08%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/13**
--------------------------------------------------------------------------------

                                       1.34%


               (includes acquired fund fees and expenses of 0.04%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies.
Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy
(USAA fund-of-funds) and not to the general public.

================================================================================

8  | USAA EMERGING MARKETS FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]



                MSCI EMERGING MARKETS       LIPPER EMERGING MARKETS        USAA EMERGING MARKETS -
                        INDEX                     FUNDS INDEX             FUNDS INSTITUTIONAL SHARES
07/31/08              $10,000.00                  $10,000.00                     $10,000.00
08/31/08                9,204.52                    9,240.21                       9,355.60
09/30/08                7,594.69                    7,724.97                       7,836.31
10/31/08                5,517.29                    5,481.60                       5,630.29
11/30/08                5,102.36                    5,012.52                       5,131.70
12/31/08                5,501.72                    5,389.31                       5,573.05
01/31/09                5,148.66                    4,924.20                       5,117.78
02/28/09                4,859.08                    4,646.85                       4,871.84
03/31/09                5,558.04                    5,245.84                       5,484.09
04/30/09                6,483.80                    6,112.62                       6,384.15
05/31/09                7,595.45                    7,219.97                       7,545.85
06/30/09                7,494.64                    7,134.60                       7,415.03
07/31/09                8,342.75                    7,959.86                       8,273.23
08/31/09                8,315.13                    7,992.05                       8,299.39
09/30/09                9,071.25                    8,705.66                       9,094.79
10/31/09                9,083.31                    8,599.92                       9,000.60
11/30/09                9,473.95                    9,071.29                       9,471.56
12/31/09                9,849.25                    9,390.69                       9,807.63
01/31/10                9,301.54                    8,865.46                       9,273.63
02/28/10                9,336.23                    8,940.44                       9,342.36
03/31/10               10,090.71                    9,680.31                      10,093.13
04/30/10               10,215.22                    9,749.39                      10,130.14
05/31/10                9,224.74                    8,829.92                       9,104.44
06/30/10                9,254.27                    8,833.41                       9,083.29
07/31/10               10,031.48                    9,657.55                       9,945.09
08/31/10                9,840.03                    9,469.67                       9,701.89
09/30/10               10,934.88                   10,542.79                      10,769.89
10/31/10               11,253.34                   10,869.16                      11,028.96
11/30/10               10,956.73                   10,593.79                      10,732.88
12/31/10               11,739.89                   11,282.27                      11,541.35
01/31/11               11,423.61                   10,917.84                      11,178.18
02/28/11               11,318.77                   10,816.20                      11,044.66
03/31/11               11,986.03                   11,376.60                      11,600.10
04/30/11               12,360.44                   11,785.40                      11,899.18
05/31/11               12,041.15                   11,475.19                      11,536.01
06/30/11               11,860.98                   11,326.09                      11,338.40
07/31/11               11,816.37                   11,305.21                      11,204.89
08/31/11               10,764.74                   10,376.59                      10,142.08
09/30/11                9,197.12                    8,763.46                       8,475.76
10/31/11               10,416.25                    9,838.17                       9,527.89
11/30/11                9,722.61                    9,515.57                       9,207.45
12/31/11                9,606.36                    9,209.22                       8,829.95
01/31/12               10,697.83                   10,174.79                       9,888.20
02/29/12               11,340.61                   10,780.75                      10,408.93
03/31/12               10,964.50                   10,549.60                       9,938.60
04/30/12               10,835.34                   10,420.27                       9,759.42
05/31/12                9,625.84                    9,292.01                       8,656.38
06/30/12               10,001.88                    9,722.50                       9,025.93
07/31/12               10,204.18                    9,815.67                       9,098.72
08/31/12               10,174.69                    9,884.83                       9,087.52
09/30/12               10,790.66                   10,404.62                       9,641.84
10/31/12               10,726.31                   10,375.56                       9,451.47
11/30/12               10,863.28                   10,491.01                       9,429.07
12/31/12               11,395.75                   11,060.81                       9,973.87
01/31/13               11,554.64                   11,220.84                      10,149.75
02/28/13               11,411.13                   11,115.32                      10,195.14
03/31/13               11,192.26                   10,998.15                       9,990.89
04/30/13               11,306.01                   11,155.00                      10,047.63
05/31/13               11,021.27                   10,868.26                       9,877.42
06/30/13               10,324.88                   10,175.11                       9,162.57
07/31/13               10,438.34                   10,336.69                       9,293.06
08/31/13               10,263.17                   10,002.41                       9,049.10
09/30/13               10,933.84                   10,724.05                       9,724.24
10/31/13               11,466.66                   11,191.04                      10,149.75
11/30/13               11,299.89                   11,004.81                      10,058.97

                                   [END CHART]

                         Data from 7/31/08 to 11/30/13.*

                         See page 7 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA EMERGING MARKETS ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UAEMX)

--------------------------------------------------------------------------------
                                              11/30/13              5/31/13
--------------------------------------------------------------------------------
Net Assets                                   $4.9 Million         $4.8 Million
Net Asset Value Per Share                      $17.61               $17.35

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
  5/31/13-11/30/13*               1 Year               Since Inception 8/01/10
        1.50%                     5.93%                        -1.12%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
     1 Year                                            Since Inception 8/01/10
     -0.84%                                                    -1.38%

--------------------------------------------------------------------------------
                             EXPENSE RATIOS AS OF 5/31/13**
--------------------------------------------------------------------------------
Before Reimbursement          2.08%          After Reimbursement          2.04%

               (includes acquired fund fees and expenses of 0.04%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 2.00% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Trust's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

10  | USAA EMERGING MARKETS FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LIPPER EMERGING MARKETS       MSCI EMERGING       USAA EMERGING MARKETS
                      FUNDS INDEX             MARKETS INDEX        FUND ADVISER SHARES
07/31/10               $10,000.00               $10,000.00              $10,000.00
08/31/10                 9,805.45                 9,809.16                9,516.13
09/30/10                10,916.63                10,900.57               10,556.71
10/31/10                11,254.57                11,218.03               10,801.25
11/30/10                10,969.44                10,922.35               10,567.12
12/31/10                11,682.33                11,703.05               11,294.94
01/31/11                11,304.98                11,387.76               10,923.50
02/28/11                11,199.74                11,283.25               10,787.48
03/31/11                11,780.01                11,948.42               11,326.33
04/30/11                12,203.30                12,321.66               11,608.83
05/31/11                11,882.09                12,003.37               11,247.85
06/30/11                11,727.70                11,823.76               11,049.05
07/31/11                11,706.09                11,779.29               10,913.03
08/31/11                10,744.54                10,730.96                9,871.95
09/30/11                 9,074.20                 9,168.26                8,244.94
10/31/11                10,187.02                10,383.57                9,265.09
11/30/11                 9,852.98                 9,692.10                8,945.97
12/31/11                 9,535.77                 9,576.22                8,571.56
01/31/12                10,535.58                10,664.27                9,594.06
02/29/12                11,163.03                11,305.03               10,094.43
03/31/12                10,923.68                10,930.10                9,632.13
04/30/12                10,789.77                10,801.35                9,458.09
05/31/12                 9,621.49                 9,595.64                8,381.21
06/30/12                10,067.25                 9,970.49                8,729.29
07/31/12                10,163.73                10,172.16                8,799.99
08/31/12                10,235.34                10,142.77                8,783.68
09/30/12                10,773.56                10,756.81                9,316.68
10/31/12                10,743.46                10,692.66                9,120.88
11/30/12                10,863.01                10,829.20                9,093.70
12/31/12                11,453.02                11,359.99                9,616.54
01/31/13                11,618.72                11,518.38                9,775.18
02/28/13                11,509.46                11,375.33                9,813.47
03/31/13                11,388.13                11,157.14                9,611.07
04/30/13                11,550.55                11,270.53                9,660.30
05/31/13                11,253.64                10,986.68                9,490.72
06/30/13                10,535.91                10,292.48                8,801.49
07/31/13                10,703.22                10,405.59                8,921.83
08/31/13                10,357.08                10,230.96                8,681.14
09/30/13                11,104.31                10,899.53                9,326.62
10/31/13                11,587.87                11,430.68                9,725.94
11/30/13                11,395.03                11,264.43                9,632.95

                                   [END CHART]

                         Data from 7/31/10 to 11/30/13.*

                         See page 7 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the MSCI Emerging Markets Index and the Lipper Emerging Markets Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                             o TOP 10 INDUSTRIES* o
                                 AS OF 11/30/13
                                (% of Net Assets)

Diversified Banks ........................................................ 20.5%
Wireless Telecommunication Services ......................................  5.9%
Semiconductors ...........................................................  5.5%
Integrated Oil & Gas .....................................................  5.1%
Oil & Gas Exploration & Production .......................................  4.3%
Internet Software & Services .............................................  3.2%
Casinos & Gaming .........................................................  2.7%
Construction & Engineering ...............................................  2.2%
Auto Parts & Equipment ...................................................  2.1%
Life & Health Insurance ..................................................  2.0%

                           o TOP 10 EQUITY HOLDINGS o
                                 AS OF 11/30/13
                                (% of Net Assets)

Samsung Electronics Co. Ltd. .............................................  3.1%
Sberbank of Russia .......................................................  2.4%
Baidu, Inc. ADR ..........................................................  2.3%
Pacific Rubiales Energy Corp. ............................................  2.1%
Hyundai Mobis Co. Ltd. ...................................................  1.9%
Cielo S.A. ADR ...........................................................  1.6%
China Construction Bank Corp. "H" ........................................  1.6%
Shinhan Financial Group Co. Ltd. .........................................  1.5%
Banco do Brasil S.A. .....................................................  1.5%
WisdomTree India Earnings Fund ...........................................  1.4%

 * Excludes exchange-traded funds.

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 14-25.

================================================================================

12  | USAA EMERGING MARKETS FUND

================================================================================

                      o COUNTRY ALLOCATION -- 11/30/2013 o

                        [PIE CHART OF COUNTRY ALLOCATION]

OTHER*                                                                     18.6%
RUSSIA                                                                     12.6%
BRAZIL                                                                     11.7%
SOUTH KOREA                                                                11.6%
CHINA                                                                      10.6%
TAIWAN                                                                      6.7%
HONG KONG                                                                   6.1%
MEXICO                                                                      5.4%
TURKEY                                                                      5.2%
INDIA                                                                       4.5%
INDONESIA                                                                   3.8%
SOUTH AFRICA                                                                3.6%

                                   [END CHART]

* Includes countries with less than 3% of portfolio and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.9%)

              COMMON STOCKS (91.9%)

              CONSUMER DISCRETIONARY (14.3%)
              ------------------------------
              ADVERTISING (0.2%)
    92,100    Cheil Worldwide, Inc.*                                                         $    2,250
                                                                                             ----------
              APPAREL RETAIL (0.5%)
   121,245    Mr. Price Group Ltd.                                                                1,845
   513,542    Truworths International Ltd.                                                        4,083
                                                                                             ----------
                                                                                                  5,928
                                                                                             ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.5%)
16,146,000    Bosideng International Holdings Ltd.                                                3,395
   397,000    Makalot Industrial Co. Ltd.                                                         2,227
                                                                                             ----------
                                                                                                  5,622
                                                                                             ----------
              AUTO PARTS & EQUIPMENT (2.1%)
    74,835    Hyundai Mobis Co. Ltd.                                                             21,709
 1,252,000    Minth Group Ltd.                                                                    2,616
                                                                                             ----------
                                                                                                 24,325
                                                                                             ----------
              AUTOMOBILE MANUFACTURERS (1.0%)
    43,300    KIA Motors Corp.                                                                    2,471
   271,100    Tata Motors Ltd. ADR                                                                8,803
                                                                                             ----------
                                                                                                 11,274
                                                                                             ----------
              BROADCASTING (0.9%)
   337,800    Grupo Televisa S.A. de C.V. ADR                                                    10,306
                                                                                             ----------
              CASINOS & GAMING (2.7%)
 1,913,200    Genting Malaysia Berhad                                                             2,517
    95,507    Paradise Co. Ltd.                                                                   2,468
 1,995,500    Sands China Ltd.                                                                   15,110
 2,886,000    Wynn Macau Ltd.                                                                    11,056
                                                                                             ----------
                                                                                                 31,151
                                                                                             ----------
              CATALOG RETAIL (0.2%)
    12,145    Hyundai Home Shopping Network Corp.                                                 2,037
                                                                                             ----------

================================================================================

14  | USAA EMERGING MARKETS FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              DEPARTMENT STORES (0.5%)
 2,095,000    PT Matahari Department Store Tbk*                                              $    2,023
 1,016,200    Robinson Department Store PCL(a)                                                    1,725
 1,428,250    Robinsons Retail Holdings, Inc.                                                     1,832
                                                                                             ----------
                                                                                                  5,580
                                                                                             ----------
              DISTRIBUTORS (0.0%)
   598,000    Xinhua Winshare Publishing and Media Co. Ltd. "H"                                     342
                                                                                             ----------
              EDUCATION SERVICES (1.2%)
 1,481,600    Estacio Participacoes S.A.                                                         12,803
 2,344,400    Prestariang Berhad                                                                  1,891
                                                                                             ----------
                                                                                                 14,694
                                                                                             ----------
              FOOTWEAR (0.4%)
    94,000    Arezzo Industria e Comercio S.A.                                                    1,164
 2,764,000    Daphne International Holdings Ltd.                                                  1,273
 1,041,000    Feng Tay Enterprise Co. Ltd.                                                        2,666
                                                                                             ----------
                                                                                                  5,103
                                                                                             ----------
              HOME FURNISHINGS (0.3%)
    80,120    Hanssem Co. Ltd.                                                                    3,293
                                                                                             ----------
              HOME IMPROVEMENT RETAIL (0.1%)
28,217,500    ACE Hardware Indonesia                                                              1,628
                                                                                             ----------
              HOMEBUILDING (0.7%)
 1,083,600    Cyrela Brazil Realty S.A. Empreendimentos e Participacoes                           7,256
 2,071,586    Desarrolladora Homex S.A. de C.V.*                                                    403
 6,312,677    URBI, Desarrollos Urbanos, S.A. de C.V., acquired
                2/10/2010 - 3/25/2013; cost $2,879*(a),(b)                                          501
   371,300    Viver Incorporadora e Construtora S.A.*                                                43
                                                                                             ----------
                                                                                                  8,203
                                                                                             ----------
              HOUSEHOLD APPLIANCES (1.0%)
 1,196,000    Haier Electronics Group Co. Ltd.                                                    2,823
 3,158,000    Techtronic Industries Co.                                                           8,453
                                                                                             ----------
                                                                                                 11,276
                                                                                             ----------
              LEISURE PRODUCTS (0.6%)
 3,700,000    Goodbaby International Holdings Ltd.                                                1,962
   380,000    Merida Industry Co. Ltd.                                                            2,825
   145,113    Samchuly Bicycle Co. Ltd.                                                           2,735
                                                                                             ----------
                                                                                                  7,522
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              MOVIES & ENTERTAINMENT (0.2%)
    42,250    CJ CGV Co. Ltd.                                                                $    1,922
                                                                                             ----------
              RESTAURANTS (0.2%)
   656,600    Alsea S.A.B. de C.V.                                                                1,972
                                                                                             ----------
              SPECIALTY STORES (0.1%)
 2,782,900    Singer Thailand PCL NVDR                                                            1,759
                                                                                             ----------
              TEXTILES (0.9%)
   314,160    Eclat Textile Co. Ltd.                                                              4,002
   740,000    Shenzhou International Group                                                        2,806
   450,000    Toung Loong Textile Manufacturing Co. Ltd.                                          1,931
 3,006,500    Weiqiao Textile Co. Ltd. "H"                                                        1,924
                                                                                             ----------
                                                                                                 10,663
                                                                                             ----------
              Total Consumer Discretionary                                                      166,850
                                                                                             ----------
              CONSUMER STAPLES (6.0%)
              -----------------------
              FOOD RETAIL (0.1%)
    55,440    GS Retail Co. Ltd.                                                                  1,483
                                                                                             ----------
              HOUSEHOLD PRODUCTS (1.0%)
 4,008,400    Kimberly-Clark de Mexico S.A. de C.V. "A"                                          11,825
                                                                                             ----------
              PACKAGED FOODS & MEAT (1.9%)
   252,590    Adecoagro S.A.*                                                                     2,112
   271,000    Biostime International Holdings Ltd.                                                2,262
   627,999    Illovo Sugar Ltd.                                                                   1,710
     1,527    Lotte Confectionery Co. Ltd.                                                        2,531
   749,836    Marfrig Alimentos S.A.*                                                             1,381
   729,750    PT Mayora Indah Tbk                                                                 1,711
 1,018,600    Thai Union Frozen Products PCL(a)                                                   2,094
   302,094    Tiger Brands Ltd.                                                                   8,429
                                                                                             ----------
                                                                                                 22,230
                                                                                             ----------
              PERSONAL PRODUCTS (1.2%)
   738,800    Karex Berhad*                                                                         736
   329,200    Natura Cosmeticos S.A.                                                              6,086
   212,363    Oriflame Cosmetics S.A. Swedish Depository Receipts                                 6,624
                                                                                             ----------
                                                                                                 13,446
                                                                                             ----------
              SOFT DRINKS (0.1%)
     1,152    Lotte Chilsung Beverage Co. Ltd.                                                    1,672
                                                                                             ----------
              TOBACCO (1.7%)
   121,960    Eastern Tobacco                                                                     1,747
   148,541    KT&G Corp.                                                                         11,018

================================================================================

16  | USAA EMERGING MARKETS FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
   634,400    Souza Cruz S.A.                                                                $    6,392
                                                                                             ----------
                                                                                                 19,157
                                                                                             ----------
              Total Consumer Staples                                                             69,813
                                                                                             ----------
              ENERGY (9.7%)
              -------------
              INTEGRATED OIL & GAS (3.7%)
 1,282,399    Gazprom OAO ADR                                                                    11,067
   581,450    Gazprom OAO ADR                                                                     5,041
   210,170    Lukoil OAO ADR                                                                     13,077
   474,500    YPF S.A. ADR                                                                       14,102
                                                                                             ----------
                                                                                                 43,287
                                                                                             ----------
              OIL & GAS DRILLING (0.8%)
   219,923    Eurasia Drilling Co. Ltd. GDR                                                       9,589
                                                                                             ----------
              OIL & GAS EQUIPMENT & SERVICES (0.9%)
 2,542,000    Anton Oilfield Services Group                                                       1,666
 1,262,600    Dayang Enterprise Holdings Berhad                                                   2,103
   524,799    TMK OAO GDR                                                                         5,983
                                                                                             ----------
                                                                                                  9,752
                                                                                             ----------
              OIL & GAS EXPLORATION & PRODUCTION (4.3%)
 5,548,000    CNOOC Ltd.                                                                         11,378
   111,884    NovaTek OAO GDR                                                                    14,713
 1,280,900    Pacific Rubiales Energy Corp.                                                      24,062
                                                                                             ----------
                                                                                                 50,153
                                                                                             ----------
              Total Energy                                                                      112,781
                                                                                             ----------
              FINANCIALS (24.1%)
              ------------------
              DIVERSIFIED BANKS (20.5%)
25,363,000    Agricultural Bank of China Ltd. "H"                                                13,021
   572,160    Axis Bank Ltd. GDR                                                                 10,860
   124,630    Banco Bradesco S.A.                                                                 1,837
   485,080    Banco Bradesco S.A. ADR                                                             6,437
 1,622,300    Banco do Brasil S.A.                                                               17,743
   138,070    Banco Latinoamericano de Exportaciones S.A. "E"                                     3,720
   418,720    Banco Santander Brasil S.A. ADR                                                     2,705
   117,400    Bancolombia S.A. ADR                                                                5,956
 1,334,800    BIMB Holdings Berhad                                                                1,860
22,571,000    China Construction Bank Corp. "H"                                                  18,284
 1,838,040    Commercial Bank of Ceylon plc                                                       1,624
 1,259,140    Commercial International Bank GDR                                                   6,925
    32,100    Credicorp Ltd.                                                                      4,125
 3,019,600    East West Banking Corp.*                                                            1,724
   171,300    Erste Group Bank AG                                                                 6,031
 1,039,300    Grupo Financiero Banorte S.A. "O"                                                   7,127

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    82,490    Hana Financial Group, Inc.                                                     $    3,094
   332,300    ICICI Bank Ltd. ADR                                                                11,916
    85,500    KB Financial Group, Inc.                                                            3,207
   486,063    OTP Bank plc                                                                        9,834
18,254,500    PT Bank Mandiri (Persero) Tbk                                                      11,674
23,952,000    PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk                                1,682
13,040,500    PT Bank Rakyat Indonesia (Persero) Tbk                                              8,121
 8,646,636    Sberbank of Russia(a)                                                              27,367
   233,390    Sberbank of Russia ADR                                                              2,908
   423,530    Shinhan Financial Group Co. Ltd.                                                   17,809
 1,309,684    Standard Bank Group Ltd.                                                           15,509
   751,810    Turkiye Garanti Bankasi A.S.                                                        2,835
 3,802,191    Turkiye Is Bankasi "C"                                                              9,783
 1,251,200    Turkiye Vakiflar Bankasi T.A.O. "D"                                                 2,835
                                                                                             ----------
                                                                                                238,553
                                                                                             ----------
              LIFE & HEALTH INSURANCE (2.0%)
 1,234,260    Hanwha Life Insurance Co. Ltd.                                                      8,455
 1,595,000    Ping An Insurance (Group) Co. of China Ltd. "H"                                    14,865
                                                                                             ----------
                                                                                                 23,320
                                                                                             ----------
              MULTI-SECTOR HOLDINGS (0.4%)
 4,192,000    First Pacific Co. Ltd.                                                              4,796
                                                                                             ----------
              REITs - DIVERSIFIED (0.4%)
   592,100    Fibra Uno Administracion S.A.                                                       1,863
 1,575,202    Macquarie Mexico Real Estate Management S.A. de C.V.                                2,772
                                                                                             ----------
                                                                                                  4,635
                                                                                             ----------
              REITs - RESIDENTIAL (0.6%)
 5,326,549    Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.                                      6,958
                                                                                             ----------
              SPECIALIZED FINANCE (0.2%)
   903,100    Chailease Holding Co. Ltd.                                                          2,402
                                                                                             ----------
              Total Financials                                                                  280,664
                                                                                             ----------
              HEALTH CARE (2.7%)
              ------------------
              HEALTH CARE DISTRIBUTORS (0.1%)
 1,283,700    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                                           1,207
                                                                                             ----------
              HEALTH CARE EQUIPMENT (0.2%)
    52,039    I-Sens, Inc.                                                                        2,112
                                                                                             ----------
              HEALTH CARE FACILITIES (0.5%)
 6,298,300    Chularat Hospital PCL NVDR                                                          1,981
   879,800    KPJ Healthcare Berhad                                                               1,665
   357,717    NMC Health plc                                                                      2,384
                                                                                             ----------
                                                                                                  6,030
                                                                                             ----------

================================================================================

18  | USAA EMERGING MARKETS FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              HEALTH CARE SUPPLIES (0.6%)
   156,000    Ginko International Co. Ltd.                                                   $    3,331
    81,670    Suheung Capsule Co. Ltd.                                                            3,222
                                                                                             ----------
                                                                                                  6,553
                                                                                             ----------
              PHARMACEUTICALS (1.3%)
 4,907,400    Genomma Lab Internacional S.A. "B"*                                                14,261
   149,600    Haw Par Corp. Ltd.                                                                    920
                                                                                             ----------
                                                                                                 15,181
                                                                                             ----------
              Total Health Care                                                                  31,083
                                                                                             ----------
              INDUSTRIALS (8.7%)
              ------------------
              AEROSPACE & DEFENSE (0.9%)
 1,197,798    Aselsan Elektronik Sanayi Ve Ticaret A.S.                                           5,299
   177,920    Embraer S.A. ADR                                                                    5,517
                                                                                             ----------
                                                                                                 10,816
                                                                                             ----------
              AIR FREIGHT & LOGISTICS (0.1%)
 5,214,000    Sinotrans Ltd. "H", acquired 8/18/2008 - 4/23/2012; cost $965(b)                    1,661
                                                                                             ----------
              BUILDING PRODUCTS (0.7%)
     4,727    KCC Corp.                                                                           2,086
25,029,500    PT Arwana Citramulia Tbk                                                            1,820
   937,000    Sunspring Metal Corp.                                                               2,473
 1,621,518    Trakya Cam Sanayii A.S.                                                             2,014
                                                                                             ----------
                                                                                                  8,393
                                                                                             ----------
              COMMERCIAL PRINTING (0.1%)
   117,000    Valid Solucoes e Servicos de Seguranca em Meios de
                Pagamento e Identificacao S.A.                                                    1,831
                                                                                             ----------
              CONSTRUCTION & ENGINEERING (2.2%)
 7,207,000    China State Construction International Holdings Ltd.                               12,662
 2,137,900    Dialog Group Berhad                                                                 1,977
 8,447,200    EEI Corp.                                                                           1,906
   133,965    OCI N.V.                                                                            5,406
   130,446    Wilson Bayly Holmes-Ovcon Ltd.                                                      1,983
 3,047,000    Yoma Strategic Holdings Ltd.                                                        1,797
                                                                                             ----------
                                                                                                 25,731
                                                                                             ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
    64,700    China Yuchai International Ltd.                                                     1,501
 3,844,500    PT United Tractors Tbk                                                              5,865
 6,104,000    Zoomlion Heavy Industry Science and Technology Co. Ltd. "H"                         6,204
                                                                                             ----------
                                                                                                 13,570
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              DIVERSIFIED SUPPORT SERVICES (0.2%)
    41,256    Kepco Plant Service & Engineering Co. Ltd.                                     $    1,992
                                                                                             ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
 2,684,000    Teco Electric & Machinery Co. Ltd.                                                  2,948
 1,281,000    Zhuzhou CSR Times Electric Co. Ltd. "H"                                             4,940
                                                                                             ----------
                                                                                                  7,888
                                                                                             ----------
              INDUSTRIAL CONGLOMERATES (1.4%)
   657,729    Alarko Holding A.S.                                                                 2,109
   620,000    Koc Holding A.S. ADR                                                               14,688
                                                                                             ----------
                                                                                                 16,797
                                                                                             ----------
              RAILROADS (1.0%)
   741,600    Globaltrans Investment plc GDR                                                     11,235
                                                                                             ----------
              TRUCKING (0.2%)
14,849,500    PT Express Transindo Utama Tbk*                                                     1,949
                                                                                             ----------
              Total Industrials                                                                 101,863
                                                                                             ----------
              INFORMATION TECHNOLOGY (13.3%)
              ------------------------------
              APPLICATION SOFTWARE (0.4%)
   219,700    AsiaInfo-Linkage, Inc.*                                                             2,564
    97,600    Linx S.A.                                                                           1,938
                                                                                             ----------
                                                                                                  4,502
                                                                                             ----------
              COMMUNICATIONS EQUIPMENT (0.4%)
   996,500    AAC Technologies Holdings, Inc.                                                     4,525
                                                                                             ----------
              COMPUTER HARDWARE (0.2%)
 3,914,000    Compal Electronics, Inc.                                                            2,956
                                                                                             ----------
              COMPUTER STORAGE & PERIPHERALS (0.7%)
 1,314,000    Catcher Technology Co. Ltd.                                                         7,992
                                                                                             ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
   621,880    Cielo S.A. ADR                                                                     18,364
 2,484,000    My E.G. Services Berhad                                                             1,942
                                                                                             ----------
                                                                                                 20,306
                                                                                             ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
   943,000    Chroma Ate, Inc.                                                                    1,912
                                                                                             ----------
              ELECTRONIC MANUFACTURING SERVICES (0.9%)
   361,921    Flextronics International Ltd.*                                                     2,743
 1,478,212    Hon Hai Precision Industry Co. Ltd. GDR "S"                                         7,731
                                                                                             ----------
                                                                                                 10,474
                                                                                             ----------

================================================================================

20  | USAA EMERGING MARKETS FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              INTERNET SOFTWARE & SERVICES (3.2%)
   157,759    Baidu, Inc. ADR*                                                               $   26,278
   270,420    Yandex N.V. "A"*                                                                   10,749
                                                                                             ----------
                                                                                                 37,027
                                                                                             ----------
              IT CONSULTING & OTHER SERVICES (0.1%)
   559,482    Sonda S.A.                                                                          1,339
                                                                                             ----------
              SEMICONDUCTORS (5.5%)
   758,000    Media Tek, Inc.                                                                    11,168
    25,964    Samsung Electronics Co. Ltd.                                                       36,653
   916,400    Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                    16,248
                                                                                             ----------
                                                                                                 64,069
                                                                                             ----------
              Total Information Technology                                                      155,102
                                                                                             ----------
              MATERIALS (5.2%)
              ----------------
              COMMODITY CHEMICALS (0.4%)
    99,600    Saudi Basic Ind HSBC(a),(c)                                                         2,888
 1,132,200    Scientex Berhad                                                                     1,971
                                                                                             ----------
                                                                                                  4,859
                                                                                             ----------
              CONSTRUCTION MATERIALS (0.5%)
   341,878    Akcansa Cimento A.S.                                                                1,945
   360,315    Cemex S.A. de C.V. ADR*                                                             3,938
                                                                                             ----------
                                                                                                  5,883
                                                                                             ----------
              DIVERSIFIED METALS & MINING (1.7%)
   493,749    Exxaro Resources Ltd.                                                               6,800
   264,700    Freeport-McMoRan Copper & Gold, Inc.                                                9,182
 1,487,600    Grupo Mexico S.A.B. de C.V. "B"                                                     4,371
                                                                                             ----------
                                                                                                 20,353
                                                                                             ----------
              FOREST PRODUCTS (0.1%)
   276,280    Duratex S.A.                                                                        1,597
                                                                                             ----------
              INDUSTRIAL GASES (0.4%)
 4,635,800    Yingde Gases Group Co.                                                              4,969
                                                                                             ----------
              METAL & GLASS CONTAINERS (0.6%)
 2,735,000    CPMC Holdings Ltd.                                                                  2,184
   534,740    Nampak Ltd.                                                                         2,060
 1,061,000    Taiwan Hon Chuan Enterprise Co. Ltd.                                                2,187
                                                                                             ----------
                                                                                                  6,431
                                                                                             ----------
              PAPER PACKAGING (0.2%)
 2,897,000    Greatview Aseptic Packaging Co. Ltd.                                                1,831
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              STEEL (1.3%)
 1,264,858    Eregli Demir ve Celik Fabrikalari TAS                                          $    1,677
    18,854    POSCO                                                                               5,834
 3,154,000    STP & I PCL(a)                                                                      1,788
   101,040    Ternium S.A. ADR                                                                    2,699
 2,460,000    Ton Yi Industrial Corp.                                                             2,585
                                                                                             ----------
                                                                                                 14,583
                                                                                             ----------
              Total Materials                                                                    60,506
                                                                                             ----------
              TELECOMMUNICATION SERVICES (6.8%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
 1,398,620    Magyar Telekom Telecommunications plc                                               1,834
   172,600    PT Telekomunikasi Indonesia (Persero) Tbk ADR                                       6,307
 4,912,370    PT XL Axiata Tbk                                                                    2,053
   235,530    Telefonica Czech Republic A.S.                                                      3,471
                                                                                             ----------
                                                                                                 13,665
                                                                                             ----------
              WIRELESS TELECOMMUNICATION SERVICES (5.6%)
   187,340    America Movil S.A.B. de C.V. ADR "L"                                                4,354
   534,100    China Mobile Ltd.                                                                   5,753
   201,770    China Mobile Ltd. ADR                                                              10,944
    63,619    MegaFon OAO GDR(a),(d)                                                              2,052
   199,616    MegaFon OAO GDR(a),(d)                                                              6,440
   709,200    Mobile TeleSystems ADR                                                             14,950
   109,180    Philippine Long Distance Telephone Co. ADR                                          6,827
   218,080    TIM Participacoes S.A. ADR                                                          5,404
   575,100    Turkcell Iletisim Hizmetleri A.S. ADR*                                              8,810
                                                                                             ----------
                                                                                                 65,534
                                                                                             ----------
              Total Telecommunication Services                                                   79,199
                                                                                             ----------
              UTILITIES (1.1%)
              ----------------
              ELECTRIC UTILITIES (0.9%)
   604,160    Centrais Eletricas Brasileiras S.A. Eletrobras ADR                                  1,547
   184,400    Companhia Paranaense de Energia ADR                                                 2,489
   217,960    Reliance Infrastructure Ltd. GDR(a)                                                 4,504
 1,055,420    RusHydro Management Co. ADR                                                         1,752
                                                                                             ----------
                                                                                                 10,292
                                                                                             ----------
              GAS UTILITIES (0.2%)
   646,695    Aygaz A.S.                                                                          2,764
                                                                                             ----------
              Total Utilities                                                                    13,056
                                                                                             ----------
              Total Common Stocks (cost: $984,254)                                            1,070,917
                                                                                             ----------

================================================================================

22  | USAA EMERGING MARKETS FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (3.3%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.3%)
    34,620    Hyundai Motor Co. Ltd.                                                         $    4,024
                                                                                             ----------
              Total Consumer Discretionary                                                        4,024
                                                                                             ----------
              ENERGY (1.4%)
              -------------
              INTEGRATED OIL & GAS (1.4%)
   846,720    Petroleo Brasileiro S.A. ADR                                                       14,005
 2,536,500    Surgutneftegas(a)                                                                   1,804
                                                                                             ----------
                                                                                                 15,809
                                                                                             ----------
              Total Energy                                                                       15,809
                                                                                             ----------
              INDUSTRIALS (0.6%)
              ------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
 2,897,900    Marcopolo S.A.                                                                      7,201
                                                                                             ----------
              Total Industrials                                                                   7,201
                                                                                             ----------
              MATERIALS (0.7%)
              ----------------
              STEEL (0.7%)
   565,515    Vale S.A. ADR                                                                       7,934
                                                                                             ----------
              Total Materials                                                                     7,934
                                                                                             ----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   186,140    Telefonica Brasil S.A. ADR                                                          3,622
                                                                                             ----------
              Total Telecommunication Services                                                    3,622
                                                                                             ----------
              Total Preferred Stocks (cost: $42,966)                                             38,590
                                                                                             ----------

              EXCHANGE-TRADED FUNDS (1.4%)
   981,937    WisdomTree India Earnings Fund                                                     16,359
                                                                                             ----------
              Total Exchange-Traded Funds (cost: $17,089)                                        16,359
                                                                                             ----------

              WARRANTS (0.3%)

              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   149,230    Etihad Etisalat HSBC(a),(c)                                                         3,382
                                                                                             ----------
              Total Telecommunication Services                                                    3,382
                                                                                             ----------
              Total Warrants (cost: $2,725)                                                       3,382
                                                                                             ----------
              Total Equity Securities (cost: $1,047,034)                                      1,129,248
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                           MARKET
$(000)/                                                                                           VALUE
SHARES(f)     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              CONVERTIBLE SECURITIES (0.1%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              HOMEBUILDING (0.1%)
BRL  1,548    Viver Incorporadora e Construtora S.A., 5.04% due 8/06/2016(a)                 $      716
                                                                                             ----------
              Total Consumer Discretionary                                                          716
                                                                                             ----------
              Total Convertible Securities (cost: $699)                                             716
                                                                                             ----------

              MONEY MARKET INSTRUMENTS (3.4%)

              MONEY MARKET FUNDS (3.4%)
39,553,456    State Street Institutional Liquid Reserve Fund, 0.07%(e)                           39,553
                                                                                             ----------
              Total Money Market Instruments (cost: $39,553)                                     39,553
                                                                                             ----------

              TOTAL INVESTMENTS (COST: $1,087,286)                                           $1,169,517
                                                                                             ==========

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $1,021,558             $49,359           $  -      $1,070,917
  Preferred Stocks                           36,786               1,804              -          38,590
  Exchange-Traded Funds                      16,359                   -              -          16,359
  Warrants                                        -               3,382              -           3,382

Bonds:
  Convertible Securities                          -                   -            716             716

Money Market Instruments:
  Money Market Funds                         39,553                   -              -          39,553
------------------------------------------------------------------------------------------------------
Total                                    $1,114,256             $54,545           $716      $1,169,517
------------------------------------------------------------------------------------------------------

================================================================================

24  | USAA EMERGING MARKETS FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------
                                                          CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------
Balance as of May 31, 2013                                                  $  -
Purchases                                                                    699
Sales                                                                          -
Transfers into Level 3                                                         -
Transfers out of Level 3                                                       -
Net realized gain (loss) on investments                                        -
Change in net unrealized appreciation/depreciation on investments             17
--------------------------------------------------------------------------------
Balance as of November 30, 2013                                             $716
--------------------------------------------------------------------------------

For the period of June 1, 2013, through November 30, 2013, common stock with a fair value of $1,196,000 was transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, the securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Common stocks with a fair value of $461,468,000 and a preferred stock with a fair value of $5,294,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the reporting period, the securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    BRL    Brazilian Real

    GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

26  | USAA EMERGING MARKETS FUND

================================================================================

    NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

    REIT   Real estate investment trust

o   SPECIFIC NOTES

    (a) Security was fair valued at November 30, 2013, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by the Trust's Board of Trustees (the Board). The total value of all such securities was $55,261,000, which represented 4.7% of net assets of the Fund.

    (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at November 30, 2013, was $2,162,000, which represented 0.2% of the Fund's net assets.

    (c) Represents the underlying security of a participatory note with HSBC Bank plc.

    (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved the Board, unless otherwise noted as illiquid.

    (e) Rate represents the money market fund annualized seven-day yield at November 30, 2013.

    (f)  In U.S. dollars unless otherwise noted.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,087,286)      $1,169,517
   Cash denominated in foreign currencies (identified cost of $1,158)        1,146
   Receivables:
      Capital shares sold                                                      685
      Dividends and interest                                                   403
      Securities sold                                                          270
                                                                        ----------
      Total assets                                                       1,172,021
                                                                        ----------
LIABILITIES
   Payables:
      Securities purchased                                                   5,398
      Capital shares redeemed                                                  337
   Unrealized depreciation on foreign currency contracts held, at value          7
   Accrued management fees                                                     911
   Accrued transfer agent's fees                                                25
   Other accrued expenses and payables                                         797
                                                                        ----------
      Total liabilities                                                      7,475
                                                                        ----------
            Net assets applicable to capital shares outstanding         $1,164,546
                                                                        ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $1,167,821
   Accumulated undistributed net investment income                          11,847
   Accumulated net realized loss on investments                            (97,424)
   Net unrealized appreciation of investments                               82,231
   Net unrealized appreciation of foreign currency translations                 71
                                                                        ----------
            Net assets applicable to capital shares outstanding         $1,164,546
                                                                        ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $482,723/27,217 shares outstanding)    $    17.74
                                                                        ==========
      Institutional Shares (net assets of $676,970/38,191
        shares outstanding)                                             $    17.73
                                                                        ==========
      Adviser Shares (net assets of $4,853/276 shares outstanding)      $    17.61
                                                                        ==========

See accompanying notes to financial statements.

================================================================================

28  | USAA EMERGING MARKETS FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1,437)                  $12,095
   Interest                                                                  20
                                                                        -------
            Total income                                                 12,115
                                                                        -------
EXPENSES
   Management fees                                                        5,225
   Administration and servicing fees:
      Fund Shares                                                           344
      Institutional Shares                                                  313
      Adviser Shares                                                          3
   Transfer agent's fees:
      Fund Shares                                                           675
      Institutional Shares                                                  313
   Distribution and service fees (Note 6F):
      Adviser Shares                                                          6
   Custody and accounting fees:
      Fund Shares                                                           178
      Institutional Shares                                                  239
      Adviser Shares                                                          2
   Postage:
      Fund Shares                                                            35
      Institutional Shares                                                   10
   Shareholder reporting fees:
      Fund Shares                                                            39
      Institutional Shares                                                   13
   Trustees' fees                                                             7
   Registration fees:
      Fund Shares                                                            16
      Institutional Shares                                                   12
      Adviser Shares                                                         12
   Professional fees                                                         70
   Other                                                                     11
                                                                        -------
            Total expenses                                                7,523
   Expenses paid indirectly:
      Fund Shares                                                            (2)
                                                                        -------
         Net expenses                                                     7,521
                                                                        -------
NET INVESTMENT INCOME                                                     4,594
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized loss on:
      Investments                                                        (9,160)
      Foreign currency transactions                                        (278)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        33,878
      Foreign currency translations                                         136
                                                                        -------
         Net realized and unrealized gain                                24,576
                                                                        -------
   Increase in net assets resulting from operations                     $29,170
                                                                        =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited), and year ended
May 31, 2013

--------------------------------------------------------------------------------

                                                               11/30/2013          5/31/2013
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $    4,594         $   10,646
   Net realized loss on investments                                (9,160)           (49,302)
   Net realized loss on foreign currency transactions                (278)              (509)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                  33,878            160,927
      Foreign currency translations                                   136                565
                                                               -----------------------------
      Increase in net assets resulting from operations             29,170            122,327
                                                               -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                       -             (3,996)
      Institutional Shares                                              -             (6,476)
      Adviser Shares                                                    -                (28)
                                                               -----------------------------
         Distributions to shareholders                                  -            (10,500)
                                                               -----------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                     (1,745)          (274,362)
   Institutional Shares                                           115,023            307,509
   Adviser Shares                                                      (1)                10
                                                               -----------------------------
      Total net increase in net assets from
         capital share transactions                               113,277             33,157
                                                               -----------------------------
   Capital contribution from USAA Transfer
      Agency Company:
      Fund Shares                                                       -                  3
      Institutional Shares                                              -                  4
                                                               -----------------------------
   Net increase in net assets                                     142,447            144,991
NET ASSETS
   Beginning of period                                          1,022,099            877,108
                                                               -----------------------------
   End of period                                               $1,164,546         $1,022,099
                                                               =============================
Accumulated undistributed net investment income:
   End of period                                               $   11,847         $    7,253
                                                               =============================

See accompanying notes to financial statements.

================================================================================

30  | USAA EMERGING MARKETS FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

The Fund consists of three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other

================================================================================

32  | USAA EMERGING MARKETS FUND

================================================================================

    things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

        affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these

================================================================================

34  | USAA EMERGING MARKETS FUND

================================================================================

        securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stock and certain preferred stocks traded on foreign exchanges, whose fair values at the beginning of the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities market. Level 2 securities also include certain common stocks and warrants valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by valuation methods including using inputs such as the underlying security's conversion ratio. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

================================================================================

36  | USAA EMERGING MARKETS FUND

================================================================================

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2013, brokerage commission recapture credits reduced the Fund's expenses by $2,000. For the six-month period ended November 30, 2013, there were no custodian and other bank credits.

G. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2013, the Adviser Shares did not receive redemption fees.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests

================================================================================

38  | USAA EMERGING MARKETS FUND

================================================================================

that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2013, the Fund paid CAPCO facility fees of $3,000, which represents 1.7% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2013, the Fund had post-enactment short-term capital loss carryforwards of $21,648,000, and long-term capital loss carryforwards of $57,882,000, for federal income tax purposes. It is unlikely that the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

For the six-month period ended November 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2013, were $358,998,000 and $227,320,000, respectively.

As of November 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2013, were $150,246,000 and $68,015,000, respectively, resulting in net unrealized appreciation of $82,231,000.

(5) CAPITAL SHARE TRANSACTIONS

At November 30, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

40  | USAA EMERGING MARKETS FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                     SIX-MONTH PERIOD ENDED        YEAR ENDED
                                           11/30/2013               5/31/2013
----------------------------------------------------------------------------------
                                   SHARES        AMOUNT      SHARES         AMOUNT
                                   -----------------------------------------------
FUND SHARES:
Shares sold                         2,954      $ 50,287        6,462     $ 110,285
Shares issued from reinvested
 dividends                              -*            -*         221         3,838
Shares redeemed                    (3,077)      (52,032)     (22,764)     (388,485)
                                   -----------------------------------------------
Net decrease from
 capital share transactions          (123)     $ (1,745)     (16,081)    $(274,362)
                                   ===============================================
INSTITUTIONAL SHARES:
Shares sold                         9,564      $156,178       21,520     $ 368,623
Shares issued from
 reinvested dividends                   -             -          373         6,476
Shares redeemed                    (2,426)      (41,155)      (3,922)      (67,590)
                                   -----------------------------------------------
Net increase from capital
 share transactions                 7,138      $115,023       17,971     $ 307,509
                                   ===============================================
ADVISER SHARES:
Shares sold                             1      $     15            2     $      26
Shares issued from reinvested
 dividends                              -             -            -*            -*
Shares redeemed                        (1)          (16)          (1)          (16)
                                   -----------------------------------------------
Net increase (decrease) from
 capital share transactions             -      $     (1)           1     $      10
                                   ===============================================

*Represents less than 500 shares or $500.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Emerging Markets Funds Index over the performance period. The Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire

================================================================================

42  | USAA EMERGING MARKETS FUND

================================================================================

    performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $5,225,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $(154,000), $(64,000), and $(1,000),
    respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were (0.07)%, (0.02)%, and (0.05)%, respectively.

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into investment subadvisory agreements with Brandes Investment Partners, L.P. (Brandes), Lazard Asset Management (Lazard), and Victory Capital Management Inc. (Victory), under which Brandes, Lazard, and Victory direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Brandes a subadvisory fee in the annual amount of 0.75% for assets up to $300 million; 0.70% for assets over $300 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund's average net assets that Brandes manages. For the six-month period ended November 30, 2013, the Manager incurred subadvisory fees, paid or payable to Brandes, of $655,000.

    The Manager (not the Fund) pays Lazard a subadvisory fee in the annual amount of 0.75% for assets up to $200 million; 0.70% for

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    assets over $200 million up to $400 million; 0.65% for assets over $400 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund's average net assets that Lazard manages. For the six-month period ended November 30, 2013, the Manager incurred subadvisory fees, paid or payable to Lazard, of $2,578,000.

    The Manager (not the Fund) pays Victory a subadvisory fee in the annual amount of 0.85% for assets up to $50 million; 0.75% for assets over $50 million up to $150 million; and 0.70% for assets over $150 million on the portion of the Fund's average net assets that Victory manages. For the six-month period ended November 30, 2013, the Manager incurred subadvisory fees, paid or payable to Victory, of $610,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2013, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $344,000, $313,000, and $3,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2013, the Fund reimbursed the Manager $15,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2014, to limit the annual expenses of the Adviser Shares to 2.00% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the

================================================================================

44  | USAA EMERGING MARKETS FUND

================================================================================

    Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2013, the Adviser Shares did not incur reimbursable expenses.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $675,000, $313,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of November 30, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                       0.1
USAA Cornerstone Equity Fund                                             0.5
USAA Target Retirement Income Fund                                       1.0
USAA Target Retirement 2020 Fund                                         2.6
USAA Target Retirement 2030 Fund                                         6.7
USAA Target Retirement 2040 Fund                                         8.2
USAA Target Retirement 2050 Fund                                         4.5
USAA Target Retirement 2060 Fund                                         0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2013, USAA and its affiliates owned 271,000 shares which represents 98.4% of the Adviser Shares and 0.4% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

46  | USAA EMERGING MARKETS FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                     PERIOD ENDED
                                     NOVEMBER 30,                             YEAR ENDED MAY 31,
                                     ----------------------------------------------------------------------------------
                                         2013          2013           2012           2011            2010          2009
                                     ----------------------------------------------------------------------------------
Net asset value at
 beginning of period                 $  17.44      $  15.45       $  21.57       $  17.20        $  14.41      $  24.47
                                     ----------------------------------------------------------------------------------
Income (loss) from
 investment operations:
  Net investment income                   .06           .17(e)         .15            .13             .11           .23
  Net realized and
   unrealized gain (loss)                 .24          1.96(e)       (5.57)          4.37            2.79         (9.15)
                                     ----------------------------------------------------------------------------------
Total from investment
 operations                               .30          2.13(e)       (5.42)          4.50            2.90         (8.92)
                                     ----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                     -          (.14)          (.14)          (.13)           (.11)         (.20)
  Realized capital gains                    -             -           (.56)             -               -          (.94)
                                     ----------------------------------------------------------------------------------
Total distributions                         -          (.14)          (.70)          (.13)           (.11)        (1.14)
                                     ----------------------------------------------------------------------------------
Net asset value at end
 of period                           $  17.74      $  17.44       $  15.45       $  21.57        $  17.20      $  14.41
                                     ==================================================================================
Total return (%)*                        1.72         13.78         (25.21)         26.19           20.07(a)     (34.71)
Net assets at end of
 period (000)                        $482,723      $476,735       $670,698       $821,004        $557,639      $425,934
Ratios to average
 net assets:**
 Expenses (%)(b),(c)                     1.51(f)       1.58           1.58           1.59            1.66(a)       1.79
 Net investment income (%)                .74(f)       1.00           1.06            .68             .61          1.98
Portfolio turnover (%)                     22           148(d)          72             66              66            76

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $457,641,000.
(a) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $102,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios in the the expense ratios in the Financial Highlights table.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Effective March 1, 2004, through September 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 1.80% of the Fund Shares' average net assets.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.
(e) Calculated using average shares.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH                                                                 PERIOD
                             PERIOD ENDED                                                               ENDED
                             NOVEMBER 30,                       YEAR ENDED MAY 31,                      MAY 31,
                             ----------------------------------------------------------------------------------
                                 2013          2013           2012           2011           2010        2009***
                             ----------------------------------------------------------------------------------
Net asset value at
 beginning of period         $  17.41      $  15.45       $  21.60       $  17.22        $ 14.41       $ 21.26
                             ---------------------------------------------------------------------------------
Income (loss) from
 investment operations:
  Net investment income           .08           .20(a)         .20            .22            .21(a)        .31(a)
  Net realized and
  unrealized gain (loss)          .24          1.99(a)       (5.58)          4.37           2.78(a)      (5.98)(a)
                             ---------------------------------------------------------------------------------
Total from investment
 operations                       .32          2.19(a)       (5.38)          4.59           2.99(a)      (5.67)(a)
                             ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income              -          (.23)          (.21)          (.21)          (.18)         (.24)
 Realized capital gains             -             -           (.56)             -              -          (.94)
                             ---------------------------------------------------------------------------------
Total distributions                 -          (.23)          (.77)          (.21)          (.18)        (1.18)
                             ---------------------------------------------------------------------------------
Net asset value at end
 of period                   $  17.73      $  17.41       $  15.45       $  21.60        $ 17.22       $ 14.41
                             =================================================================================
Total return (%)*                1.84         14.18         (25.01)         26.71          20.74        (24.59)
Net assets at end of
 period (000)                $676,970      $540,580       $202,173       $185,493        $77,410       $23,255
Ratios to average
 net assets:**
 Expenses (%)(b)                 1.28(c)       1.30           1.27           1.20(d)        1.13(d)       1.13(c),(d)
 Expenses, excluding
  reimbursements (%)(b)          1.28(c)       1.30           1.27           1.22           1.24          1.28(c)
 Net investment income (%)        .92(c)       1.19           1.40           1.13           1.17          3.30(c)
Portfolio turnover (%)             22           148(e)          72             66             66            76

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $625,139,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to October 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.13% of the Institutional Shares' average net assets.
(e) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

================================================================================

48  | USAA EMERGING MARKETS FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                              SIX-MONTH
                                             PERIOD ENDED                                          PERIOD ENDED
                                             NOVEMBER 30,           YEAR ENDED MAY 31,                MAY 31,
                                             ------------------------------------------------------------------
                                                 2013                2013            2012               2011***
                                             ------------------------------------------------------------------
Net asset value at beginning of period         $17.35              $15.40          $ 21.50            $19.22
                                               -------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income                            .02                 .11              .10               .03(a)
 Net realized and unrealized gain (loss)          .24                1.94            (5.57)             2.36(a)
                                               -------------------------------------------------------------
Total from investment operations                  .26                2.05            (5.47)             2.39(a)
                                               -------------------------------------------------------------
Less distributions from:
 Net investment income                              -                (.10)            (.07)             (.11)
 Realized capital gains                             -                   -             (.56)                -
                                               -------------------------------------------------------------
Total distributions                                 -                (.10)            (.63)             (.11)
                                               -------------------------------------------------------------
Net asset value at end of period               $17.61              $17.35          $ 15.40            $21.50
                                               =============================================================
Total return (%)*                                1.50               13.31           (25.53)            12.48
Net assets at end of period (000)              $4,853              $4,784          $ 4,237            $5,919
Ratios to average net assets:**
 Expenses (%)(b)                                 1.97(c)             2.00             2.00              2.00(c)
 Expenses, excluding reimbursements (%)(b)       1.97(c)             2.04             2.16              2.26(c)
 Net investment income (%)                        .28(c)              .55              .63               .16(c)
Portfolio turnover (%)                             22                 148(d)            72                66

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $4,644,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

EXPENSE EXAMPLE

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2013, through November 30, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not

================================================================================

50  | USAA EMERGING MARKETS FUND

================================================================================

the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                         BEGINNING              ENDING           DURING PERIOD*
                                       ACCOUNT VALUE        ACCOUNT VALUE        JUNE 1, 2013 -
                                       JUNE 1, 2013       NOVEMBER 30, 2013     NOVEMBER 30, 2013
                                      -----------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00            $1,017.20               $7.64

Hypothetical
 (5% return before expenses)              1,000.00             1,017.50                7.64

INSTITUTIONAL SHARES
Actual                                    1,000.00             1,018.40                6.48

Hypothetical
 (5% return before expenses)              1,000.00             1,018.65                6.48

ADVISER SHARES
Actual                                    1,000.00             1,015.00                9.95

Hypothetical
 (5% return before expenses)              1,000.00             1,015.19                9.95

* Expenses are equal to the annualized expense ratio of 1.51% for Fund Shares, 1.28% for Institutional Shares, and 1.97% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 1.72% for Fund Shares, 1.84% for Institutional Shares, and 1.50% for Adviser Shares for the six-month period of June 1, 2013, through November 30, 2013.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
         (8722)                      "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
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   25559-0114                                (C)2014, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     1/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     1/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     1/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.